CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cashflows - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 319,825	$ 33,354	$ 17,289	$ 10,920	$ 29,445
Restricted cash (included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets)	42	41	397	422	591
Total cash and cash equivalents and restricted cash	$ 319,867	$ 33,395	$ 17,686	$ 11,342	$ 30,036	$ 8,121